                                                                                                                                November 17, 2006

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:         Evergreen Equity Trust
                Evergreen Large Cap Equity Fund
                Evergreen Small-Mid Growth Fund
                Evergreen Disciplined Value Fund
                Evergreen Envision Growth Fund
                Evergreen Envision Growth and Income Fund
                Evergreen Envision Income Fund
                                Registration Statement on Form N-14
                                File Number:  333-

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Evergreen Equity Trust (the "Trust").  This filing relates to the acquisition of the assets of the Target Funds listed below, each a series of Atlas Funds, by and in exchange for shares of the Surviving Funds listed below, each a series of the Trust.

Target Fund                                                          Surviving Fund
Atlas Strategic Growth Fund                             Evergreen Large Cap Equity Fund
Atlas Growth Opportunities Fund                    Evergreen Large Cap Equity Fund
Atlas Emerging Growth Fund                            Evergreen Small-Mid Growth Fund
Atlas Value Fund                                                 Evergreen Disciplined Value Fund
Atlas Dual Focus Fund                                       Evergreen Disciplined Value Fund
Atlas Independence Flagship Fund                 Evergreen Envision Growth and Income Fund
Atlas Independence Star Spangled Fund        Evergreen Envision Growth Fund
Atlas Independence Eagle Bond Fund            Evergreen Envision Income Fund

The Statement of Additional Information reflects certain financial statements which have not been completed as of the date of this filing; however, they will be completed and filed in a Pre-Effective Amendment to this Registration Statement. At that time, the Registrant will respectively request an effective date of December 18, 2006.

In light of the technical limitations of the size of the filing and a conversation with SEC staff, we have not included the annual and semi-annual reports as part of the filing but have incorporated such reports by reference into the prospectus/proxy statement.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3676.

                                                                                                                                Very truly yours,

                                                                                                                               /s/ Catherine F. Kennedy

                                                                                                                                Catherine E. Kennedy, Esq.

Enclosures

cc: Tim Diggins, Esq.